Reverse factoring (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Reverse Factoring

Reverse factoring are initially discounted to the present value of consideration due if payment is deferred and subsequently measured at amortized cost using the effective interest method.

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Trade accounts payable	R$	126,755	R$	31,731	US$	8,189
Other liabilities		22,173		13,545		3,496

Total reverse factoring	R$	148,928	R$	45,276	US$	11,685